Accumulated Other Comprehensive Income (Loss) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss)
Amortization of prior service costs included in cost of product sold (2)	$ 1,283,715	$ 1,274,906	$ 1,300,918
Amortization of prior service costs included in selling, general and administrative expenses (2)	53,066	54,548	51,061
Total before tax	(1,775)	(1,575)	(1,305)
Post retirement medical plan | Amount Reclassified from Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss)
Amortization of prior service costs included in cost of product sold (2)	1,482	1,326	1,112
Amortization of prior service costs included in selling, general and administrative expenses (2)	293	249	193
Total before tax	1,775	1,575	1,305
Tax benefit	(624)	(566)	(470)
Amounts reclassified from accumulated other comprehensive income	$ 1,151	$ 1,009	$ 835